Investment in film and television programs (Tables)	12 Months Ended
Jun. 30, 2019
Inventories [Abstract]
Disclosure of detailed information about inventory
The continuity of investment in film and television programs is as follows:

	June 30, 2019	June 30, 2018
	$	$

Net opening investment in film and television programs	186,008	195,180
Increase/(decrease) in development costs	(553)	434
Cost of productions (completed and released and productions in progress), net of assistance	32,840	33,088
Expense of investment in film and television programs	(40,165)	(33,554)
Write-down of investment in film and television programs	(21,385)	(4,779)
Increase of program and film rights - broadcasting	13,523	14,110
Expense of program and film rights - broadcasting	(14,919)	(18,546)
Write-down of program and film rights - broadcasting	(2,832)	(2,787)
Foreign exchange	(3,956)	2,862

	148,561	186,008

	June 30, 2019	June 30, 2018
	$	$

Development costs	1,559	2,112
Productions in progress
Cost, net of government and third party assistance	11,890	17,577
Productions completed and released
Cost, net of government and third party assistance	564,065	529,494
Accumulated expense	(417,206)	(377,041)
Accumulated write-down of investment in film and television programs	(37,295)	(15,910)
	109,564	136,543
Program and film rights - broadcasting
Cost	148,288	134,765
Accumulated expense	(117,121)	(102,202)
Accumulated write-down of program and film rights	(5,619)	(2,787)
	25,548	29,776
	148,561	186,008